Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details)	9 Months Ended
Sep. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, vested (in shares)	(49,995)
Number of awards, forfeited (in shares)	(8,136)
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	$ 46.50
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares)	149,984
Number of awards, granted (in shares)	568,643
Number of awards, end of period (in shares)	660,496
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 46.50
Weighted average grant date fair value, granted (in USD per share) | $ / shares	28.25
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 31.01